Share capital and other equity - Movement in shares (Details) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Value of shares
At 1 January	£ 41,803	£ 43,824
At 31 December	36,496	41,803
Ordinary shares
Value of shares
At 1 January	11,468	12,129
Ordinary shares issued		38
Shares cancellation	(929)	(699)
At 31 December	£ 10,539	£ 11,468
Number of shares
At 1 January	11,467,982	12,129,165
Shares issued		(37,584)
Shares cancellation	(929,188)	(698,767)
Share consolidation	752,770
At 31 December	9,786,024	11,467,982